NON-WHOLLY OWNED SUBSIDIARIES - Summarized Cash Flow Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Operating	$ 1,059	$ 893	$ 839
Investing	(3,174)	(1,047)	326
Financing	2,183	(4)	(868)
Non-Wholly Owned Subsidiaries
Disclosure of subsidiaries [line items]
Operating	1,292	1,076	1,041
Investing	(3,571)	(512)	312
Financing	2,395	(723)	(1,055)
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Operating	226	293	273
Investing	(487)	(432)	344
Financing	309	101	(582)
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Operating	739	783	768
Investing	(36)	(80)	(32)
Financing	(742)	(824)	$ (473)
Global intermodal logistics operation
Disclosure of subsidiaries [line items]
Operating	327	0
Investing	(3,048)	0
Financing	$ 2,828	$ 0